Commitments And Contingent Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Future Minimum Rental Commitments For Noncancelable Leases [Table Text Block]

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2015	¥7,640	¥85,660
2016	4,561	71,855
2017	3,271	63,872
2018	1,640	59,021
2019	893	53,614
2020 and thereafter	4,642	390,208

Total minimum lease payments	22,647	¥724,230	(1)

Amount representing interest	(2,528)

Present value of minimum lease payments	¥20,119

Note:

(1)	One of MUFG’s subsidiaries has entered into non-cancelable operating lease agreements which will commence in April, 2016. The total minimum lease payments of ¥30,247 million under these commitments have been included in the above.